L-3 Holdings' Earnings Per Share (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Reconciliation of net income:
Net income	$ 277	$ 238	$ 246	$ 207	$ 272	$ 241	$ 231	$ 222	$ 968	$ 966	$ 911
Net income from continuing operations attributable to noncontrolling interests									(9)	(9)	(9)
Less income attributable to noncontrolling interests									(3)	(2)	(1)
Net income allocable to participating securities									(2)	(5)	(8)
Net income allocable to L-3 Holdings' common shareholders									954	950	893
Amounts allocable to L-3 Holdings' common shareholders:
Continuing operations									853	810	740
Discontinued operations, net of income tax									101	140	153
Net income allocable to L-3 Holdings' common shareholders									$ 954	$ 950	$ 893
Basic:
Weighted average common shares outstanding									104.4	114.3	116.8
Basic earnings per share allocable to L-3 Holdings' common shareholders:
Continuing operations	$ 2.52	$ 2.05	$ 2.02	$ 1.62	$ 2.06	$ 1.74	$ 1.65	$ 1.65	$ 8.17	$ 7.09	$ 6.34
Discontinued operations, net of tax									$ 0.97	$ 1.22	$ 1.31
Basic earnings per share	$ 2.75	$ 2.27	$ 2.28	$ 1.87	$ 2.38	$ 2.08	$ 1.97	$ 1.89	$ 9.14	$ 8.31	$ 7.65
Common and potential common shares:
Weighted average common shares outstanding									104.4	114.3	116.8
Assumed purchase of common shares for treasury									(2.9)	(3.8)	(3.7)
Assumed conversion of the CODES
Common and potential common shares									105.6	115.1	117.4
Diluted earnings per share allocable to L-3 Holdings' common shareholders:
Continuing operations	$ 2.49	$ 2.02	$ 2.00	$ 1.61	$ 2.05	$ 1.73	$ 1.63	$ 1.63	$ 8.08	$ 7.04	$ 6.30
Discontinued operations, net of tax									$ 0.95	$ 1.21	$ 1.31
Diluted earnings per share	$ 2.72	$ 2.24	$ 2.26	$ 1.85	$ 2.37	$ 2.07	$ 1.95	$ 1.87	$ 9.03	$ 8.25	$ 7.61
L-3 Holdings' Earnings Per Share (Textual)
Conversion price of L-3 Holdings' CODES	$ 96.48				$ 98.94				$ 96.48	$ 98.94	$ 100.14
Shares excluded from computation of diluted earnings per share									3.2	2.8	3.0
Assumed exercise of stock options [Member]
Common and potential common shares:
Common and potential common shares									2.0	2.7	3.5
Unvested restricted stock awards [Member]
Common and potential common shares:
Common and potential common shares									1.8	1.3	0.4
Employee stock purchase plan contributions [Member]
Common and potential common shares:
Common and potential common shares									0.2	0.5	0.4
Performance unit awards [Member]
Common and potential common shares:
Common and potential common shares									0.1	0.1